Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Opening Balance	$ 3,305	$ 3,010
Additions, net of reversals	257	335
Use of provision	(263)	(262)
Revaluation of existing proceedings and interest charges	270	188
Others	8	(5)
Translation adjustment	(452)	263
Closing Balance	$ 3,125	$ 3,529